Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Components, parts and materials	$ 90,230	$ 31,311
Work in progress	17,780	3,391
Finished goods	48,221	0
Inventory	156,231	34,702
Less: inventory allowance	(5,052)	(3,366)
Inventory, net	$ 151,179	$ 31,336